Condensed Consolidated Statements of Comprehensive Income (Unaudited) - USD ($)		3 Months Ended		9 Months Ended
		Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Details
Net Income (Loss)		$ 6,208,519	$ 5,637,339	$ 17,182,360	$ 12,943,166
Net changes related to available-for-sale Securities:
Unrealized gains (losses) during period		(4,517,009)	624,215	(11,147,420)	5,450,383
Income tax (provision) benefit		948,700	(174,902)	3,116,306	(1,794,799)
Net unrealized (losses) gains		(3,568,309)	449,313	(8,031,114)	3,655,584
Reclassification of (gains)/losses to Net Income (Loss)	[1]	115,255	13,298	288,862	14,181
Total Other Comprehensive Income (Loss)		(3,683,564)	436,015	(8,319,976)	3,641,403
Total Comprehensive Income		$ 2,524,955	$ 6,073,354	$ 8,862,384	$ 16,584,569

[1]	Reclassified $115,255 to other operating expenses and $0 to provision for income taxes on the Condensed Consolidated Statements of Income and Retained Earnings (Unaudited) during the three-month period ended September 30, 2018. Reclassified $20,479 to other operating expenses and $7,181 to provision for income taxes on the Condensed Consolidated Statements of Income and Retained Earnings (Unaudited) during the three-month period ended September 30, 2017. Reclassified $303,560 to other operating expenses and $14,697 to provision for income taxes on the Condensed Consolidated Statements of Income and Retained Earnings (Unaudited) during the nine-month period ended September 30, 2018. Reclassified $21,817 to other operating expenses and $7,636 to provision for income taxes on the Condensed Consolidated Statements of Income and Retained Earnings (Unaudited) during the nine-month period ended September 30, 2017.